Other Current Liabilities - Summary of Other Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Miscellaneous current liabilities [abstract]
Accrued expenses	¥ 3,183	¥ 3,178
Accrued bonuses	3,159	2,886
Accrued consumption taxes	1,645	94
Other	502	661
Total	¥ 8,489	¥ 6,819